Employee Benefits (Details 5)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates		4.50%
CHILE
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates		4.50%	5.69%
Acturial assumption of voluntary employee turnover rate		1.90%	1.90%
Acturial assumption of rotation rate		5.30%	5.30%
Actuarial assumption of expected rates of salary increases	[1]	3.70%	3.70%
CHILE | Officers [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	[1]	60 years	60 years
CHILE | Other employees Male [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	[1]	65 years
CHILE | Other employees Female [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	[1]	60 years	60 years
ARGENTINA
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates		49.14%	34.62%
Acturial assumption of voluntary employee turnover rate		50.00%	50.00%
Acturial assumption of rotation rate		50.00%	50.00%
Actuarial assumption of expected rates of salary increases	[1]	45.11%	28.27%
ARGENTINA | Officers [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	[1]	60 years	60 years
ARGENTINA | Other employees Male [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	[1]	65 years	65 years
ARGENTINA | Other employees Female [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	[1]	60 years	60 years

[1]	Average of the Company.